CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	¥ (99,041)	$ (15,220)	¥ (187,180)	¥ 770,476
Cash flows from investing activities:
Cash paid for long term investments	(362)	(56)	(2,242)	(2,302)
Net cash (used in)/provided by investing activities	(89,295)	(13,725)	(202,390)	(432,349)
Cash flows from financing activities:
Proceeds from employee share options exercised	0	0	7,579	16,993
Payment for repurchase of ordinary shares	0	0	(39,402)	(93,891)
Net cash used in financing activities	149,007	22,902	(84,645)	(106,797)
Net decrease in cash and cash equivalents	(39,327)	(6,043)	(474,215)	231,330
Cash and cash equivalents at beginning of the year	134,924
Effect of foreign exchange rate changes on cash	(10,584)	(1,628)	14,617	9,009
Cash and cash equivalents at end of the year	106,708	16,401	134,924
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(22,514)	(3,461)	(15,395)	(4,528)
Cash flows from investing activities:
Cash paid for long term investments	0	0	(1,842)	(1,302)
Cash received from sale of short term investment	0	0	26,828	0
Net cash (used in)/provided by investing activities	0	0	24,986	(1,302)
Cash flows from financing activities:
Proceeds from employee share options exercised	0	0	5,427	16,993
Cash received from an off-shore subsidiary	0	0	0	42,946
Payment for repurchase of ordinary shares	0	0	(39,402)	(93,891)
Net cash used in financing activities	0	0	(33,975)	(33,952)
Net decrease in cash and cash equivalents	(22,514)	(3,461)	(24,384)	(39,782)
Cash and cash equivalents at beginning of the year	24,463	3,760	46,363	73,408
Effect of foreign exchange rate changes on cash	(808)	(124)	2,484	12,737
Cash and cash equivalents at end of the year	¥ 1,141	$ 175	¥ 24,463	¥ 46,363